GENERAL (Details Narrative) - USD ($) $ in Thousands	Aug. 09, 2021	Dec. 30, 2019	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)			$ 30,324		$ 24,762	$ 15,294
Stockholders' Equity, Reverse Stock Split	nine-to-one
Medigus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage				18.45%
Medigus [Member] | Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
[custom:PercentageOfExchangeForSharesIssuedAndOutstandingShareCapital]		60.00%